SCHEDULE OF GENERAL AND ADMINISTRATIVE (Details) - USD ($)		12 Months Ended
	Oct. 22, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General And Administrative
Salaries and related expenses		$ 969,000	$ 553,000	$ 601,000
Professional services	$ 457,477.91	1,030,000	1,570,000	2,527,000
Consulting and director fees		1,449,000	1,131,000	1,171,000
Travel		128,000	63,000	135,000
Office and general		976,000	1,415,000	1,994,000
Regulatory and filing fees		196,000	169,000	(33,000)
Shareholder relations		112,000	228,000	547,000
Total		$ 4,859,690	$ 5,128,814	$ 6,942,183